Consolidated Statements of Operations and Comprehensive Income In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Total revenues:
Online game services	$ 1,372,486	8,308,618	7,287,063	6,552,431
Advertising services	180,819	1,094,623	850,157	795,422
E-mail, WVAS and others	60,792	368,014	242,741	124,898
Total revenues	1,614,097	9,771,255	8,379,961	7,472,751
Sales tax expense	(94,996)	(575,080)	(179,005)	(182,099)
Net revenues	1,519,101	9,196,175	8,200,956	7,290,652
Cost of revenues	(409,422)	(2,478,516)	(2,578,067)	(2,372,288)
Gross profit	1,109,679	6,717,659	5,622,889	4,918,364
Operating expenses:
Selling and marketing expenses	(180,652)	(1,093,612)	(906,707)	(849,205)
General and administrative expenses	(57,788)	(349,832)	(286,223)	(280,227)
Research and development expenses	(152,240)	(921,618)	(718,315)	(465,490)
Total operating expenses	(390,680)	(2,365,062)	(1,911,245)	(1,594,922)
Operating profit	718,999	4,352,597	3,711,644	3,323,442
Other income/(expenses):
Investment income	6,154	37,255	43,770	14,128
Interest income	83,615	506,181	423,634	258,053
Exchange losses	(2,535)	(15,348)	(554)	(79,058)
Other, net	15,715	95,136	99,718	99,164
Income before tax	821,948	4,975,821	4,278,212	3,615,729
Income tax	(87,650)	(530,603)	(691,642)	(392,756)
Net income	734,298	4,445,218	3,586,570	3,222,973
Add: Net loss/(income) attributable to noncontrolling interests	(216)	(1,308)	50,882	11,291
Net income attributable to the NetEase, Inc.'s shareholders	734,082	4,443,910	3,637,452	3,234,264
Comprehensive income	734,298	4,445,218	3,586,570	3,222,973
Add: Comprehensive loss/(income ) attributable to noncontrolling interests	(216)	(1,308)	50,882	11,291
Comprehensive income attributable to the NetEase, Inc.'s shareholders	$ 734,082	4,443,910	3,637,452	3,234,264
Net income per share, basic (in CNY and dollars per share)	$ 0.23	1.37	1.11	0.99
Net income per ADS, basic (in CNY and dollars per share)	$ 5.65	34.21	27.70	24.76
Net income per share, diluted (in CNY and dollars per share)	$ 0.23	1.36	1.11	0.99
Net income per ADS, diluted (in CNY and dollars per share)	$ 5.64	34.12	27.65	24.68
Weighted average number of ordinary shares outstanding, basic (in shares)	3,247,874	3,247,874	3,282,663	3,265,550
Weighted average number of ADS outstanding, basic (in shares)	129,915	129,915	131,307	130,622
Weighted average number of ordinary shares outstanding, diluted (in shares)	3,256,297	3,256,297	3,288,330	3,276,704
Weighted average number of ADS outstanding, diluted (in shares)	130,252	130,252	131,533	131,068